Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN PENSION INVESTORS TRUST
Entity Central Index Key	0000764859
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000023127
Shareholder Report [Line Items]
Fund Name	Yorktown Growth Fund
Class Name	Class A
Trading Symbol	AFGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Yorktown Growth Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.25%

Fund Statistics

Net Assets	$121,720,875
Number of Portfolio Holdings	199
Advisory Fee	$506,971
Portfolio Turnover	22%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Communications	0.4%
Energy	1.2%
Real Estate	1.2%
Utilities	1.4%
Consumer Staples	2.0%
Materials	2.3%
Consumer Discretionary	7.3%
Financials	14.0%
Health Care	18.8%
Technology	19.7%
Industrials	30.8%

Material Fund Changes

No material changes occurred during the period ended July 31, 2026.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
AssetsNet	$ 121,720,875
Holdings Count | Holding	199
Advisory Fees Paid, Amount	$ 506,971
InvestmentCompanyPortfolioTurnover	22.00%
Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000023126
Shareholder Report [Line Items]
Fund Name	Yorktown Growth Fund
Class Name	Class L
Trading Symbol	APITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Yorktown Growth Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$117	2.25%

Fund Statistics

Net Assets	$121,720,875
Number of Portfolio Holdings	199
Advisory Fee	$506,971
Portfolio Turnover	22%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Communications	0.4%
Energy	1.2%
Real Estate	1.2%
Utilities	1.4%
Consumer Staples	2.0%
Materials	2.3%
Consumer Discretionary	7.3%
Financials	14.0%
Health Care	18.8%
Technology	19.7%
Industrials	30.8%

Material Fund Changes

No material changes occurred during the period ended July 31, 2026.

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.25%
AssetsNet	$ 121,720,875
Holdings Count | Holding	199
Advisory Fees Paid, Amount	$ 506,971
InvestmentCompanyPortfolioTurnover	22.00%
Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000127241
Shareholder Report [Line Items]
Fund Name	Yorktown Growth Fund
Class Name	Institutional Class
Trading Symbol	APGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Yorktown Growth Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$65	1.25%

Fund Statistics

Net Assets	$121,720,875
Number of Portfolio Holdings	199
Advisory Fee	$506,971
Portfolio Turnover	22%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Communications	0.4%
Energy	1.2%
Real Estate	1.2%
Utilities	1.4%
Consumer Staples	2.0%
Materials	2.3%
Consumer Discretionary	7.3%
Financials	14.0%
Health Care	18.8%
Technology	19.7%
Industrials	30.8%

Material Fund Changes

No material changes occurred during the period ended July 31, 2026.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
AssetsNet	$ 121,720,875
Holdings Count | Holding	199
Advisory Fees Paid, Amount	$ 506,971
InvestmentCompanyPortfolioTurnover	22.00%
Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000023136
Shareholder Report [Line Items]
Fund Name	Yorktown Bond Fund
Class Name	Class A
Trading Symbol	APIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Yorktown Bond Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.17%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.17%
AssetsNet	$ 340,340,493
Holdings Count | Holding	312
Advisory Fees Paid, Amount	$ 703,634
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$340,340,493
Number of Portfolio Holdings	312
Advisory Fee	$703,634
Portfolio Turnover	13%

Holdings [Text Block]

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	4.0%
Collateralized Loan Obligations	2.6%
Corporate Bonds	47.7%
Exchange-Traded Funds	2.8%
U.S. Government & Agencies	42.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective June 2, 2026, the Fund changed its name from Yorktown Multi-Sector Bond Fund to Yorktown Bond Fund. There were no other material changes during the period ended July 31, 2026.

Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000169022
Shareholder Report [Line Items]
Fund Name	Yorktown Bond Fund
Class Name	Class C
Trading Symbol	AFFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Yorktown Bond Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$82	1.66%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.66%
AssetsNet	$ 340,340,493
Holdings Count | Holding	312
Advisory Fees Paid, Amount	$ 703,634
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$340,340,493
Number of Portfolio Holdings	312
Advisory Fee	$703,634
Portfolio Turnover	13%

Holdings [Text Block]

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	4.0%
Collateralized Loan Obligations	2.6%
Corporate Bonds	47.7%
Exchange-Traded Funds	2.8%
U.S. Government & Agencies	42.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective June 2, 2026, the Fund changed its name from Yorktown Multi-Sector Bond Fund to Yorktown Bond Fund. There were no other material changes during the period ended July 31, 2026.

Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000023135
Shareholder Report [Line Items]
Fund Name	Yorktown Bond Fund
Class Name	Class L
Trading Symbol	AFFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Yorktown Bond Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$83	1.67%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.67%
AssetsNet	$ 340,340,493
Holdings Count | Holding	312
Advisory Fees Paid, Amount	$ 703,634
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$340,340,493
Number of Portfolio Holdings	312
Advisory Fee	$703,634
Portfolio Turnover	13%

Holdings [Text Block]

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	4.0%
Collateralized Loan Obligations	2.6%
Corporate Bonds	47.7%
Exchange-Traded Funds	2.8%
U.S. Government & Agencies	42.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective June 2, 2026, the Fund changed its name from Yorktown Multi-Sector Bond Fund to Yorktown Bond Fund. There were no other material changes during the period ended July 31, 2026.

Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000085545
Shareholder Report [Line Items]
Fund Name	Yorktown Bond Fund
Class Name	Institutional Class
Trading Symbol	APIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Yorktown Bond Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$33	0.67%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
AssetsNet	$ 340,340,493
Holdings Count | Holding	312
Advisory Fees Paid, Amount	$ 703,634
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$340,340,493
Number of Portfolio Holdings	312
Advisory Fee	$703,634
Portfolio Turnover	13%

Holdings [Text Block]

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	4.0%
Collateralized Loan Obligations	2.6%
Corporate Bonds	47.7%
Exchange-Traded Funds	2.8%
U.S. Government & Agencies	42.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective June 2, 2026, the Fund changed its name from Yorktown Multi-Sector Bond Fund to Yorktown Bond Fund. There were no other material changes during the period ended July 31, 2026.

Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000023132
Shareholder Report [Line Items]
Fund Name	Yorktown Short Term Bond Fund
Class Name	Class A
Trading Symbol	APIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Yorktown Short Term Bond Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
AssetsNet	$ 172,786,361
Holdings Count | Holding	165
Advisory Fees Paid, Amount	$ 427,995
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$172,786,361
Number of Portfolio Holdings	165
Advisory Fee (net of waivers)	$427,995
Portfolio Turnover	19%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	6.5%
Collateralized Loan Obligations	1.6%
Corporate Bonds	41.9%
U.S. Government & Agencies	50.0%

Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000023131
Shareholder Report [Line Items]
Fund Name	Yorktown Short Term Bond Fund
Class Name	Class L
Trading Symbol	AFMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Yorktown Short Term Bond Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$71	1.44%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.44%
AssetsNet	$ 172,786,361
Holdings Count | Holding	165
Advisory Fees Paid, Amount	$ 427,995
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$172,786,361
Number of Portfolio Holdings	165
Advisory Fee (net of waivers)	$427,995
Portfolio Turnover	19%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	6.5%
Collateralized Loan Obligations	1.6%
Corporate Bonds	41.9%
U.S. Government & Agencies	50.0%

Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000127242
Shareholder Report [Line Items]
Fund Name	Yorktown Short Term Bond Fund
Class Name	Institutional Class
Trading Symbol	APIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Yorktown Short Term Bond Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
AssetsNet	$ 172,786,361
Holdings Count | Holding	165
Advisory Fees Paid, Amount	$ 427,995
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$172,786,361
Number of Portfolio Holdings	165
Advisory Fee (net of waivers)	$427,995
Portfolio Turnover	19%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	6.5%
Collateralized Loan Obligations	1.6%
Corporate Bonds	41.9%
U.S. Government & Agencies	50.0%

Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000169010
Shareholder Report [Line Items]
Fund Name	Yorktown Small Cap Fund
Class Name	Class A
Trading Symbol	YOVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Yorktown Small Cap Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	1.60%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.60%
AssetsNet	$ 36,018,501
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 93,236
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$36,018,501
Number of Portfolio Holdings	92
Advisory Fee (net of waivers)	$93,236
Portfolio Turnover	45%

Holdings [Text Block]

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.4%
Real Estate	1.3%
Energy	3.0%
Materials	3.6%
Consumer Staples	4.0%
Consumer Discretionary	8.9%
Health Care	13.5%
Financials	15.9%
Industrials	24.0%
Technology	24.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended July 31, 2026.
Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000169012
Shareholder Report [Line Items]
Fund Name	Yorktown Small Cap Fund
Class Name	Class L
Trading Symbol	YOVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Yorktown Small Cap Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$119	2.35%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.35%
AssetsNet	$ 36,018,501
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 93,236
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$36,018,501
Number of Portfolio Holdings	92
Advisory Fee (net of waivers)	$93,236
Portfolio Turnover	45%

Holdings [Text Block]

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.4%
Real Estate	1.3%
Energy	3.0%
Materials	3.6%
Consumer Staples	4.0%
Consumer Discretionary	8.9%
Health Care	13.5%
Financials	15.9%
Industrials	24.0%
Technology	24.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended July 31, 2026.
Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000169013
Shareholder Report [Line Items]
Fund Name	Yorktown Small Cap Fund
Class Name	Institutional Class
Trading Symbol	YOVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Yorktown Small Cap Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$68	1.35%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%
AssetsNet	$ 36,018,501
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 93,236
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$36,018,501
Number of Portfolio Holdings	92
Advisory Fee (net of waivers)	$93,236
Portfolio Turnover	45%

Holdings [Text Block]

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.4%
Real Estate	1.3%
Energy	3.0%
Materials	3.6%
Consumer Staples	4.0%
Consumer Discretionary	8.9%
Health Care	13.5%
Financials	15.9%
Industrials	24.0%
Technology	24.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended July 31, 2026.
Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/